Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Large Cap Growth Fund), Class C, USD $)	0 Months Ended
Jun. 22, 2012
(Wells Fargo Advantage Large Cap Growth Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 185
Expense Example, No Redemption, 3 Years	610
Expense Example, No Redemption, 5 Years	1,061
Expense Example, No Redemption, 10 Years	$ 2,313